Commitments and Contingencies - Schedule of Aggregate Commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Sep. 30, 2025
Disclosure of contingent liabilities [abstract]
Purchase commitments	€ 36,723	€ 43,526
Future lease payments	29,752	6,090
Total	€ 66,475	€ 49,616